Prospectus supplement dated May 22, 2019
to the following prospectus(es):
BAE Future Corporate FPVUL dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund as an investment option under the contract/policy. Effective on or about June 1, 2019, the name of the investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
MFS® Variable Insurance Trust II – MFS International Value Portfolio	MFS® Variable Insurance Trust II – MFS International Intrinsic Value Portfolio
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 1, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dimensional – VA International Small Portfolio	DFA Investment Dimensions Group Inc. – VA International Small Portfolio
Dimensional – VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. – VA U.S. Targeted Value Portfolio
Dimensional – VIT Inflation-Protected Securities Portfolio	DFA Investment Dimensions Group Inc. – VIT Inflation-Protected Securities Portfolio
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 3, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dreyfus Investment Portfolios – MidCap Stock Portfolio	BNY Mellon Investment Portfolios – MidCap Stock Portfolio
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio	BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – Appreciation Portfolio	BNY Mellon Variable Investment Fund – Appreciation Portfolio
Dreyfus Variable Investment Fund – International Value Portfolio	BNY Mellon Variable Investment Fund – International Value Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
As of the effective date, the Investment Advisor is changed to BNY Mellon Investment Management.
PROS-2019-209

(4)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 24, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund
Oppenheimer Variable Account Funds – Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund
Oppenheimer Variable Account Funds – Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund
(5)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective on or about June 30, 2019, the investment objective is updated as indicated below:

CURRENT INVESTMENT OBJECTIVE	UPDATED INVESTMENT OBJECTIVE
Above average total return over a market cycle of three to five years by investing in common stocks and other equity securities	Long-term capital appreciation.
PROS-2019-209
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